Victory Funds

Victory US 500 Enhanced Volatility Wtd Index Fund

Supplement dated July 1, 2019

to the Summary Prospectus dated November 1, 2018 (“Prospectus”)

Effective June 30, 2019, Steve Hammers is no longer a portfolio manager of the Fund. All references to Mr. Hammers in the Summary Prospectus are hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.